Accounts Payable and Accrued Expenses - Components of Accounts Payable and Accrued Expenses (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts Payable And Accrued Liabilities [Line Items]
Accounts payable		$ 174,089	$ 164,251
Payroll and benefits		68,255	37,544
Accrued marketing and advertising		10,241	11,370
Current derivative liability (Note 10)		18,751
Other accrued liabilities		24,528	21,882
Total	$ 271,033	$ 295,864	$ 235,047